Shareholder Report, Holdings (Details)	May 31, 2026
C000183992 | Top10HoldingFirst Quantum MineralsBNY-335934AU9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183992 | Top10HoldingCCO HoldingsBNY-1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183992 | Top10HoldingSouth Bow Canadian Infrastructure HoldingsBNY-836720AJ1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183992 | Top10HoldingVICI PropertiesBNY-925650AE3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183992 | Top10HoldingPBF HoldingBNY-69318FAL2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183992 | Top10HoldingHLF FinancingBNY-40390DAE5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183992 | Top10HoldingLevel 3 FinancingBNY-527298CM3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183992 | Top10HoldingBrookfield Property REITBNY-11284DAC9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183992 | Top10HoldingLatam Airlines GroupBNY-51817RAD8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183992 | Top10HoldingVictra HoldingsBNY-BL5229580
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183992 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000183992 | 0BNY-836720AJ1
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000183992 | 0BNY-BL5229580
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000183992 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000183993 | Top10HoldingFirst Quantum MineralsBNY-335934AU9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183993 | Top10HoldingCCO HoldingsBNY-1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183993 | Top10HoldingSouth Bow Canadian Infrastructure HoldingsBNY-836720AJ1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183993 | Top10HoldingVICI PropertiesBNY-925650AE3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183993 | Top10HoldingPBF HoldingBNY-69318FAL2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183993 | Top10HoldingHLF FinancingBNY-40390DAE5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183993 | Top10HoldingLevel 3 FinancingBNY-527298CM3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183993 | Top10HoldingBrookfield Property REITBNY-11284DAC9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183993 | Top10HoldingLatam Airlines GroupBNY-51817RAD8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183993 | Top10HoldingVictra HoldingsBNY-BL5229580
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183993 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000183993 | 0BNY-836720AJ1
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000183993 | 0BNY-BL5229580
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000183993 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000183994 | Top10HoldingFirst Quantum MineralsBNY-335934AU9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183994 | Top10HoldingCCO HoldingsBNY-1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183994 | Top10HoldingSouth Bow Canadian Infrastructure HoldingsBNY-836720AJ1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183994 | Top10HoldingVICI PropertiesBNY-925650AE3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183994 | Top10HoldingPBF HoldingBNY-69318FAL2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183994 | Top10HoldingHLF FinancingBNY-40390DAE5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183994 | Top10HoldingLevel 3 FinancingBNY-527298CM3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183994 | Top10HoldingBrookfield Property REITBNY-11284DAC9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183994 | Top10HoldingLatam Airlines GroupBNY-51817RAD8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183994 | Top10HoldingVictra HoldingsBNY-BL5229580
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183994 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000183994 | 0BNY-836720AJ1
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000183994 | 0BNY-BL5229580
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000183994 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	2.40%